Related Parties Balances and Transactions (Details) - Schedule of related parties transactions	12 Months Ended
Mar. 31, 2022
Mr. Bao [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Controlling shareholder of the Company
Mr. He [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr. Yu [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Chief Financial Officer of the Company
Philectronics [Member]
Related Party Transaction [Line Items]
Related parties, relationship	An equity method investee of the Company
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Related parties, relationship	100% owned by Mr. Bao